Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021			$ (533,822)	$ (37,706)	$ (571,528)
Balance, shares at Dec. 31, 2021	40,000,000
Net loss			(280,517)		(280,517)
Issuance of new shares		500,000			500,000
Issuance of new shares, shares	5,000,000
Foreign currency translation adjustment				44,546	44,546
Balance at Dec. 31, 2022		500,000	(814,339)	6,840	(307,499)
Balance, shares at Dec. 31, 2022	45,000,000
Net loss			(76,899)		(76,899)
Foreign currency translation adjustment				18,489	18,489
Balance at Jun. 30, 2023		$ 500,000	$ (891,238)	$ 25,329	$ (365,909)
Balance, shares at Jun. 30, 2023	45,000,000